Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of rental expense

In relation to the rental agreement with Granitis as discussed in Note 4, fixed future minimum non-cancelable rent commitments as of December 31, 2016, based on the Euro/U.S. dollar exchange rate of €1.0000:$1.0525 as of December 30, 2016, amount to:

For the year ending	Amount
December 31, 2017	$13,085
Total	$13,085